Post Balance Sheet Events	12 Months Ended
Dec. 31, 2023
Post Balance Sheet Events
Post Balance Sheet Events

29	Post Balance Sheet Events

On 22 January 2024 membership of the Board Committees were changed to the following:

Schedule of share consolidation
	Audit Committee	Remuneration Committee	Nominations Committee
Stephen Parker	X		X*
Sijmen de Vries		X*	X
Ann Merchant	X	X
Simon Turton	X*	X	X
*Chair of Committee